Consolidated Statements Of Changes In Shareholders' Equity (Parenthetical) (USD $)	3 Months Ended				12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Dividends declared, per share	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.15	$ 0	$ 0